Retirement employee benefits	12 Months Ended
Dec. 31, 2021
Disclosure Of Retirement Benefits [Abstract]
Retirement employee benefits
17.	Retirement employee benefits
a.

Defined contribution plans – Under Mexican legislation, the Company makes payments equivalent to 2% of its workers’ daily comprehensive salary to a defined contribution plan that is part of the retirement savings system. The expense was Ps.8,016,       Ps.8,669 and Ps.9,695 in 2019, 2020 and 2021, respectively.

In Jamaica, the Company operates a defined contribution pension plan, which is managed by an independent trust. The Company has no further obligation other than its contribution mandated under the plan. The pension plan is financed primarily by payments from employees and the Company.

b.

Defined benefit plans – According to the Federal Labor Law in Article 162, the Company is required to pay in Mexico a seniority premium as postemployment benefits if an employee leaves and if have at least 15 years of service, which consist of a payment of 12 days per worked year based on the last salary, not to exceed twice the legal minimum wage established by law. The present value of the retirement benefit obligation and the current service cost and past service costs were calculated by independent experts using the projected unit credit method.

The defined benefit plans in Mexico usually expose the Company to actuarial risks such as: interest rate risk, longevity risk and salary risk.

Interest risk	A decrease in the interest rate bond will increase the plan liability.

Longevity risk

The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of the plan participants, during and after their employment. An increase in the life expectancy of the plan participants will increase the plan’s liability.

Salary risk

The present value of the defined benefit plan liability is calculated by reference to the future salaries of the plan participants. As such, an increase in the salary of the plan participants will increase the plan’s liability.

The amount included in the consolidated statement of financial position arising from the obligation of the Company for defined benefit plans on December 31, 2019, 2020 and 2021 is as follows:

	2019		2020		2021
Present value of defined benefit obligations	Ps.	144,743	Ps.	183,125	Ps.	193,126

The table below shows the movements in the present value of defined benefit obligations:

	2019		2020		2021
Opening defined benefit obligation	Ps.	120,606	Ps.	144,743	Ps.	183,125
Service cost recognized in net income		26,041		31,383		33,151
New measurement losses / (gains):
Actuarial losses (gains) resulting from changes in financial and demographic assumptions		1,404		23,797		(15,263)
Benefits paid		(3,308)		(16,798)		(7,887)
Ending defined benefit obligation	Ps.	144,743	Ps.	183,125	Ps.	193,126

Below are the amounts for the years ended December 31, 2019, 2020 and 2021 that were recognized in the consolidated statements of profit or loss and other comprehensive income:

	2019		2020		2021
Current service labor cost	Ps.	13,152	Ps.	18,745	Ps.	18,762
Interest cost		12,048		13,245		14,108
Actuarial (gains) losses		(115)		(607)		281
Cost per service for plan modification		956		—		—
Components of defined benefit costs recognized in net income (Note 24)		26,041		31,383		33,151
Benefits paid		(3,308)		(16,798)		(7,887)
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income		1,404		23,797		(15,263)
Total recognized as employee benefit cost	Ps.	24,137	Ps.	38,382	Ps.	10,001

The main actuarial assumptions at the reporting date (expressed as weighted average nominal rates) are shown below:

	2019	2020	2021
Discount of the projected benefit obligation at present value	7.4%	7.1%	8.0%
Salary increase	6.8%	6.8%	6.0%
Remaining labor life	17.6 years	17.7 years	16.1 years
Inflation	6.0%	6.75%	7.1%

The discount rate is determined based on the structure of the interest rate curve of government bonds for 30 years. The net interest cost on the retirement benefit obligation is recorded in profit and loss within the cost of services, in conjunction with the other components of liabilities for retirement benefits.

If the discount rate had a variation of 100 basis points upward or downward, the effect on the liability for retirement benefits would be impacted by Ps.20,335.

Assumptions related to expected mortality are based on statistics and experience of the Mexican population. The average life expectancy of an individual retiring at age 65 is 17 years for men and 19 years for women (Demographic Mortality Experience for Active people, EMSSA 2009).